Short-term Investments (Tables)	12 Months Ended
Aug. 31, 2020
Short-term Investments
Schedule of short-term investments

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Commercial banks deposits	62,270	243,013	35,489
Available-for-sale securities	392,156	243,743	35,597
	454,426	486,756	71,086